Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Billions	Oct. 31, 2024	Oct. 31, 2023
Deposits from customers [abstract]
Term deposits one hundred thousand dollars or more	$ 670	$ 586